UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        Independence Small Cap Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-791-4226

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND



INDEPENDENCE SMALL CAP PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2003
--------------------------------------------------------------------------------




[LOGO OMITTED]
INDEPENDENCE
INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................   1
Statement of Net Assets .................................................   3
Statement of Operations .................................................   7
Statement of Changes in Net Assets ......................................   8
Financial Highlights ....................................................   9
Notes to Financial Statements ...........................................  10
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2003

Dear Shareholders:

The first five months of the latest six-month period were a roller coaster ride for the equity markets. With no clear leadership, stocks in general started strong but couldn't sustain any positive momentum. Only the tech heavy NASDAQ Composite recorded a gain, albeit small, during that five-month period. However, as concerns about the war in Iraq receded and investors appeared to be somewhat reassured about the future path of the economy, stocks moved up sharply enough in April to offset the earlier weakness and all the major indices had a positive quarter.

Small cap stocks lost a little ground in that first five-month period, but came back strongly in April. For the six months, the small cap Russell 2000 Index outperformed the S&P 500 Index, with respective returns of 7.55% versus 4.48%. The performance of the Independence Small Cap Fund trailed the gain of the Russell 2000 Index during the six-month period, with a return of 3.60%. Virtually all of the weakness in our performance during this period occurred in April, a particularly strong month for the stock market. Leading the charge were more speculative shares including high P/E stocks, technology issues, and the stocks of smaller, unprofitable companies. Since our holdings generally are of a higher quality with solid long-term fundamentals, we tend to lag in more speculative markets. We did have our share of winners including technology stocks Trimble Navigation and Progress Software. On the other side of the ledger were FMC, a specialty chemical company experiencing weakness in certain end markets, and Network Associates, a software vendor experiencing some weakness in revenue growth.

After a five-year slump, small cap stocks revived in the spring of 1999 and steadily advanced over the following three years. However, since May 2002, they have underperformed. We believe that small cap stocks still look attractive as we head toward the second half of calendar year 2003. On balance, we believe that modest relative valuations should provide the base for solid performance by the small cap sector of the market. We remain committed to identifying and holding a select group of companies with strong fundamentals, a catalyst not yet reflected in their stocks, and modest share valuations. We are confident in the prospects for our Portfolio going forward.

Sincerely,

Charles S. Glovsky, CFA
Senior Vice President

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                           TEN LARGEST EQUITY HOLDINGS
                       (AS A PERCENTAGE OF THE PORTFOLIO)

     1. Trimble Navigation (4.1%)       6. Progress Software (2.8%)
     2. Yellow (3.5%)                   7. Penn National Gaming (2.8%)
     3. Waste Connections (3.1%)        8. Doral Financial (2.7%)
     4. Philadelphia Suburban (3.0%)    9. Genessee & Wyoming (2.7%)
     5. Excel Technology (2.9%)        10. Cubic (2.7%)

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 92.3%
-----------------------------------------------------------------------------------

                                                             SHARES        VALUE
                                                           ----------   -----------
AEROSPACE/DEFENSE EQUIPMENT -- 1.7%
   Triumph Group* ........................................    10,200    $  268,056
                                                                        ----------
AUTOMOTIVE -- 1.4%
   Superior Industries International .....................     5,500       217,580
                                                                        ----------
BANKING -- 13.8%
   Boston Private Financial Holdings .....................     6,000       113,100
   Brookline Bancorp .....................................    19,900       266,063
   Doral Financial .......................................    10,700       428,107
   Fidelity National .....................................    29,400       279,300
   First Charter .........................................    15,400       267,498
   First Community Bancorp ...............................    12,900       384,291
   First Niagara Financial Group .........................     7,400        89,910
   W Holding .............................................    18,100       356,389
                                                                        ----------
                                                                         2,184,658
                                                                        ----------
CHEMICALS -- 4.3%
   Cambrex ...............................................     5,300        92,220
   FMC* ..................................................    17,000       308,040
   RPM International .....................................    22,200       274,392
                                                                        ----------
                                                                           674,652
                                                                        ----------
COAL MINING -- 0.9%
   Consol Energy .........................................     8,800       151,360
                                                                        ----------
COMPUTERS & SERVICES -- 6.2%
   MSC.Software* .........................................    38,400       237,312
   Network Associates* ...................................    26,100       298,323
   Progress Software* ....................................    22,800       444,372
                                                                        ----------
                                                                           980,007
                                                                        ----------
ELECTRONICS -- 5.5%
   Cubic .................................................    21,500       416,885
   Excel Technology* .....................................    19,900       456,108
                                                                        ----------
                                                                           872,993
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------

                                                             SHARES        VALUE
                                                           ----------   -----------

ENTERTAINMENT -- 4.3%
   Boyd Gaming* ..........................................    17,300    $  246,525
   Penn National Gaming* .................................    22,300       435,519
                                                                        ----------
                                                                           682,044
                                                                        ----------
ENVIRONMENTAL SERVICES -- 3.1%
   Waste Connections* ....................................    14,600       491,144
                                                                        ----------
GAS/NATURAL GAS -- 1.7%
   Western Gas Resources .................................     7,400       271,432
                                                                        ----------
INSURANCE -- 2.4%
   Philadelphia Consolidated Holding* ....................     9,900       386,199
                                                                        ----------
MACHINERY -- 5.5%
   Clarcor ...............................................     5,900       220,719
   Cooper Cameron* .......................................     7,200       344,592
   Terex* ................................................    18,300       302,865
                                                                        ----------
                                                                           868,176
                                                                        ----------
MEASURING DEVICES -- 6.3%
   FEI* ..................................................    18,900       345,681
   Trimble Navigation* ...................................    25,700       648,925
                                                                        ----------
                                                                           994,606
                                                                        ----------
MEDICAL PRODUCTS & SERVICES -- 11.5%
   DaVita* ...............................................    10,700       220,634
   Hanger Orthopedic Group* ..............................    18,300       188,673
   ICU Medical* ..........................................     9,100       289,198
   Invacare ..............................................     7,200       230,040
   LifePoint Hospitals* ..................................    12,500       244,000
   Respironics* ..........................................     7,400       284,308
   Select Medical* .......................................    21,100       357,012
                                                                        ----------
                                                                         1,813,865
                                                                        ----------
PETROLEUM & FUEL PRODUCTS -- 0.9%
   Newfield Exploration* .................................     4,400       151,316
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------

                                                             SHARES        VALUE
                                                           ----------   -----------
PRINTING & PUBLISHING -- 5.0%
   Courier ...............................................     4,600    $  224,940
   John H. Harland .......................................    17,000       407,150
   Scholastic* ...........................................     5,800       164,778
                                                                        ----------
                                                                           796,868
                                                                        ----------
PROFESSIONAL SERVICES -- 1.9%
   Jacobs Engineering Group* .............................     7,500       308,625
                                                                        ----------
RAILROADS -- 2.7%
   Genesee & Wyoming, Cl A* ..............................    24,600       425,580
                                                                        ----------
RETAIL -- 6.7%
   Cost Plus* ............................................    12,600       387,198
   Duane Reade* ..........................................    13,100       176,195
   Finish Line, Cl A* ....................................    15,600       262,860
   Talbots ...............................................     8,300       237,795
                                                                        ----------
                                                                         1,064,048
                                                                        ----------
TRUCKING -- 3.5%
   Yellow* ...............................................    20,500       547,350
                                                                        ----------
WATER UTILITIES -- 3.0%
   Philadelphia Suburban .................................    20,700       468,855
                                                                        ----------
   TOTAL COMMON STOCK
      (Cost $13,970,192) .................................              14,619,414
                                                                        ----------

----------------------------------------------------------------------------------
MONEY MARKETS -- 6.8%
----------------------------------------------------------------------------------
   SEI Daily Income Trust, Money Market Fund .............   707,735       707,735
   SEI Daily Income Trust, Prime Obligations Fund ........   365,710       365,710
                                                                        ----------
   TOTAL MONEY MARKETS
      (Cost $1,073,445) ..................................               1,073,445
                                                                        ----------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $15,043,637) .................................              15,692,859
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.9%
----------------------------------------------------------------------------------

                                                                          VALUE
                                                                       -----------
   Investment Advisory Fees Payable ......................              $   (6,454)
   Administrative Fees Payable ...........................                 (10,274)
   Other Assets and Liabilities, Net .....................                 151,779
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 135,051
                                                                       -----------

----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Paid in Capital .......................................              15,815,573
   Net Investment Loss ...................................                 (38,763)
   Accumulated net realized loss on investments ..........                (598,122)
   Net unrealized appreciation on investments ............                 649,222
                                                                       -----------
   TOTAL NET ASSETS-- 100.0% .............................             $15,827,910
                                                                       ===========

   INSTITUTIONAL CLASS SHARES
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ...........               1,935,965
   Net Asset Value, Offering and Redemption
      Price Per Share ....................................                   $8.18
                                                                             =====

   * NON-INCOME PRODUCING SECURITY
  CL CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .........................................................  $   37,360
Interest ..........................................................       5,088
Less: Foreign Taxes Withheld ......................................        (373)
                                                                     ----------
   TOTAL INCOME ...................................................      42,075
                                                                     ----------
EXPENSES
Administrative Fees ...............................................      61,987
Investment Advisory Fees ..........................................      56,882
Transfer Agent Fees ...............................................      22,027
Printing Fees .....................................................      12,342
Audit Fees ........................................................       7,705
Legal Fees ........................................................       7,421
Registration and Filing Fees ......................................       5,669
Shareholder Servicing Fees ........................................       4,560
Trustees' Fees ....................................................       1,115
Custodian Fees ....................................................         572
Other Expenses ....................................................         163
                                                                     ----------
   TOTAL EXPENSES .................................................     180,443
Less:
Waiver of Investment Advisory Fees ................................     (56,882)
Reimbursement from Investment Advisor .............................     (42,723)
                                                                     ----------
   NET EXPENSES ...................................................      80,838
                                                                     ----------
NET INVESTMENT LOSS ...............................................     (38,763)
                                                                     ----------
NET REALIZED LOSS ON INVESTMENTS ..................................    (561,454)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..............   1,109,417
                                                                     ----------
NET GAIN ON INVESTMENTS ...........................................     547,963
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............  $  509,200
                                                                     ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                           ENDED
                                                          APRIL 30,     YEAR ENDED
                                                            2003       OCTOBER 31,
                                                         (UNAUDITED)       2002
                                                       -------------   ------------
OPERATIONS:
   Net Investment Loss .............................   $    (38,763)   $  (226,885)
   Net Realized Gain (Loss) on Investments .........       (561,454)       726,619
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .................      1,109,417     (1,276,705)
                                                       ------------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .....................        509,200       (776,971)
                                                       ------------    -----------
DISTRIBUTIONS:
   Net Realized Gain ...............................       (522,999)    (3,744,417)
                                                       ------------    -----------
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
   Issued ..........................................     12,199,138      4,400,433
   In Lieu of Cash Distributions ...................        522,986      3,730,529
   Redeemed ........................................     (8,057,447)    (2,310,035)
                                                       ------------    -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS: ...      4,664,677      5,820,927
                                                       ------------    -----------
         TOTAL INCREASE IN NET ASSETS ..............      4,650,878      1,299,539
                                                       ------------    -----------
NET ASSETS:
   Beginning of Period .............................     11,177,032      9,877,493
                                                       ------------    -----------
   End of Period ...................................   $ 15,827,910    $11,177,032
                                                       ============    ===========

SHARE TRANSACTIONS:
   Shares Issued ...................................      1,536,673        443,027
   In Lieu of Cash Distributions ...................         65,784        393,101
   Redeemed ........................................     (1,026,964)      (235,826)
                                                       ------------    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS: ...........................        575,493        600,302
                                                       ============    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            INSTITUTIONAL CLASS SHARES
                              SIX MONTHS               -----------------------------------
                                 ENDED                                        DECEMBER 16
                               APRIL 30,  YEAR ENDED   YEAR ENDED  YEAR ENDED  1998*** TO
                                 2003     OCTOBER 31,  OCTOBER 31, OCTOBER 31, OCTOBER 31,
                              (UNAUDITED)   2002(2)       2001        2000        1999
                              ----------- ----------   ----------- ----------- -----------
Net Asset Value,
   Beginning of Period ......    $ 8.22     $ 12.99     $ 14.64     $  9.44    $ 10.00
                                 ------     -------     -------     -------    -------
Income from Investment
  Operations:
    Net Investment Loss .....     (0.02)++    (0.16)     (0.29)       (0.12)     (0.09)
   Net Realized and Unrealized
      Gain (Loss) ...........      0.31        0.36(1)   (1.17)        5.32      (0.47)
                                 ------     -------     -------     -------    -------
   Total from Investment
   Operations ...............      0.29        0.20      (1.46)        5.20      (0.56)
                                 ------     -------     -------     -------    -------
Distributions:
Net Realized Gain ...........     (0.33)      (4.97)     (0.19)          --         --
                                 ------     -------     -------     -------    -------
Net Asset Value, End of Period   $ 8.18     $  8.22    $ 12.99      $ 14.64    $  9.44
                                 ======     =======    =======      =======    =======


TOTAL RETURN+ ...............      3.60%**    (3.59)%    (9.92)%      55.08%     (5.60)%**
                                 ======     =======    =======      =======    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..............   $15,828     $11,177     $9,877      $24,219    $15,893
Ratio of Expenses to Average
   Net Assets ...............      1.21%*      2.28%      1.97%        1.39%      1.85%*
Ratio of Expenses to Average Net
   Assets (Excluding Waivers)      2.70%*      2.69%      2.07%        1.49%      1.95%*
Ratio of Net Investment Loss to
   Average Net Assets .......     (0.58)%*    (1.92)%    (1.54)%      (0.95)%    (1.11)%*
Portfolio Turnover Rate .....        26%         92%        65%          84%        91%


*   ANNUALIZED

**  NOT ANNUALIZED

*** COMMENCEMENT OF OPERATIONS

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIODS INDICATED.

++  BASED ON AVERAGE SHARES OUTSTANDING.

(1) THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASE OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO ACQUIRED THE ASSETS OF THE UAM INDEPENDENCE SMALL CAP PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM INDEPENDENCE SMALL CAP PORTFOLIO. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the Independence Small Cap Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Independence Small Cap Portfolio (the "UAMPortfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Independence Small Cap Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Money Market Securities and other debt securities with remaining maturities of 60 days

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

     or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there were none as of April 30, 2003, will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003, no open repurchase agreements were held by the Portfolio.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio has entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received no fees for the six months ended April 30, 2003.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

4. ADMINISTRATIVE, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2003, the Administrator was paid 0.46% of the average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Effective February 2, 2001, under the terms of an investment advisory agreement, Independence Investment LLC (the "Adviser"), an affiliate of John Hancock Financial Services, Inc., began providing investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.85% of average daily net assets of the Portfolio. Effective June 24, 2002, the Adviser contractually agreed to waive and/or reimburse fees in order to limit total expenses at 1.85% of average daily net assets. In addition, effective November 19, 2002, the Adviser voluntarily agreed to further limit total expenses at 1.15% of average daily net assets. The Adviser may discontinue all or part of their voluntary waiver at any time. Previously, total expenses were not limited.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the the year ended April 30, 2003, the Portfolio made purchases of $6,861,851 and sales of $3,252,831 of investment securities other than long-term U.S.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund(s) that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002, there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2003, were as follows:

          FEDERAL           APPRECIATED      DEPRECIATED     NET UNREALIZED
         TAX COST           SECURITIES       SECURITIES       APPRECIATION
      ---------------     ---------------  ---------------   ---------------
        $15,043,637         $1,876,652      $(1,227,430)        $649,222


8. OTHER:

At April 30, 2003, 83% of total shares outstanding were held by three record shareholders, each owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                        INDEPENDENCE SMALL CAP PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  800-791-4226

                                    ADVISER:
                           Independence Investment LLC
                                 Exchange Place
                                 53 State Street
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

IND-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.
--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.